Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories	Inventories, net consisted of the following:
	As of March 31,
	2024	2023
Raw materials	$1,782,406	$1,420,341
Work in process	237,373	147,482
Finished goods	115,450	405,869
Inventory in transit (Note A)	336,303	488,383
Inventory write-down	(448,076)	(274,557)
Inventories, net	$2,023,456	$2,187,518

Note A: Inventory in transit represents products shipped but not received by customers as of the balance sheet dates.

Schedule of Movement of Inventory Valuation Allowance	The movement of inventory write-down is as follows:
	As of March 31,
	2024	2023
Beginning balance	$(274,557)	$(685,301)
Charged to cost of sales during the year	(188,268)	(369,512)
Written-off	-	729,979
Foreign currency translation adjustments	14,749	50,277
Ending balance	$(448,076)	$(274,557)